Sales Incentives - Additional Information (Detail)	12 Months Ended
Mar. 31, 2014 Customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of wholesale customers	3
Cash discount	2.00%
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period of return of inventory, maximum	3 months
Shelf life of products	18 months
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period of return of inventory, maximum	6 months
Shelf life of products	36 months